RIGHT OF USE ASSETS (Tables)	12 Months Ended
Jun. 30, 2022
RIGHT OF USE ASSETS (Tables)
Right-of-use asset for leased properties
$
Balance, June 30, 2020	2,539,670
Additions during the year	963,489
Acquisition of a subsidiary	101,333
Depreciation for the year	(434,837)
Balance, June 30, 2021	3,169,655
Additions during the year	2,227,188
Depreciation for the year	(782,847)
Impairment of right of use assets	(183,693)
Foreign exchange translation	21,082
Balance, June 30, 2022	4,451,385